Cost and Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Cost and Expenses by Nature
Cost and expenses by nature for each of the years ended December 31, 2020, 2019 and 2018, was as follows:

	2020		2019		2018
Purchases	Ps.	386,040,047		Ps. 600,657,759		Ps. 756,867,203
Depreciation of wells, pipelines, properties, plant and equipment, depreciation of rights of use and amortization of intangible assets		137,398,830		145,159,657		153,382,040
Net periodic cost of employee benefits		128,808,540		116,176,949		114,621,614
Personnel services		103,044,657		101,252,318		104,284,007
Conservation and maintenance		69,939,632		65,640,388		48,562,536
Exploration and Extraction Hydrocarbons Duty and taxes		43,593,642		67,106,181		88,145,519
Other operation costs and expenses		25,031,177		12,711,674		16,672,534
Unsuccessful wells		22 ,269,583		79,595,185		15,443,086
Raw materials and spare parts		18,381,313		22,729,422		16,850,075
Auxiliary services with third-parties		15,901,982		19,492,638		23,675,019
Other operation taxes and duties		12,180,579		12,764,473		12,248,474
Exploration expenses		6,732,689		10,942,558		13,048,078
Insurance		6,068,497		5,821,020		5,647,101
Integrated Contracts		5,275,946		9,947,983		8,015,606
Losses from fuels subtraction (1)		4,279,542		4,644,846		39,439,107
Freight		3,426,079		3,197,421		3,525,843
Inventory variations		2,572,641		1,063,678		(62,237,591)

Total cost of sales and general expenses	Ps.	990,945,376	Ps.	1,275,588,157	Ps.	1,358,190,251

(1)
In accordance with Resolution RES / 179/2017, issued by the CRE, losses from fuels subtraction are losses outside the scope of the contemplated operating costs as a result of various illicit actions, including the theft of and illicit market in fuels.

Pemex Logistics is responsible for distributing hydrocarbons through the pipelines and for the received products, preserving their quality and delivering them from the point of reception to the user at the point of destination. Pemex Logistics determines the volume of missing hydrocarbons through monthly calculations.